Related parties (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2023	Mar. 31, 2022	Feb. 28, 2022	Dec. 31, 2021	Oct. 31, 2021	Mar. 31, 2021	Jan. 31, 2021
Novonor And Its Direct And Indirect Subsidiaries [Member]
IfrsStatementLineItems [Line Items]
Estimated amount			R$ 205
Petrobras Transporte S A [Member]
IfrsStatementLineItems [Line Items]
Estimated amount							R$ 203
Petrocoque S A Industria Comercio [Member]
IfrsStatementLineItems [Line Items]
Estimated amount						R$ 433
Refinaria Alberto Pasqualini [Member]
IfrsStatementLineItems [Line Items]
Estimated amount					R$ 460
New Or Renewed Agreements With Related Companies [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Related parties amount	R$ 20
New Or Renewed Agreements With Related Companies [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Related parties amount	R$ 60
Refinaria Capuava [Member]
IfrsStatementLineItems [Line Items]
Estimated amount				R$ 3,300
Refinaria Duque De Caxias [Member]
IfrsStatementLineItems [Line Items]
Estimated amount				2,400
Refinaria Henrique Lage [Member]
IfrsStatementLineItems [Line Items]
Estimated amount				4,700
Refinaria Planalto De Paulinia [Member]
IfrsStatementLineItems [Line Items]
Estimated amount				8,100
Refinaria Presidente Getulio Vargas [Member]
IfrsStatementLineItems [Line Items]
Estimated amount				6,800
Companhia De Gas Da Bahia [Member]
IfrsStatementLineItems [Line Items]
Estimated amount				R$ 924
Companhia De Gas Do Estado Do Rio Grande Do Sul [Member]
IfrsStatementLineItems [Line Items]
Estimated amount		R$ 246
Gas De Alagoas S A [Member]
IfrsStatementLineItems [Line Items]
Estimated amount		R$ 1,500